Consolidated Statements of Shareholders' Equity (Parenthetical) - EUR (€) € in Thousands		12 Months Ended			31 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015
Business Combination Fair Value Of Shares Exchanged					€ 2,347,300
Number of issued shares		439,199,514	433,332,573	438,073,643	433,332,573
Number of issued and outstanding shares			427,986,682	432,935,288	427,986,682
Number of treasury shares		9,258,282	5,345,891	5,138,355	5,345,891
Accumulated OCI, net of taxes relating to foreign currency translation gain (loss)		€ 593,100	€ 472,600	€ 200,100	€ 472,600
Accumulated OCI, net of taxes unrealized gains (losses) on financial instruments		8,100	(300)	11,900	€ (300)
Fair value of shares issued to participating customers	[1]	27,927	17,888	28,086
Fair value compensation of unvested equity awards to be exchanged		1,500
Ordinary Shares Issued in Relation to Acquisition of Cymer [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					36,474,035
Additional Paid-in Capital [Member]
Fair value of shares issued to participating customers	[1]	€ 27,927	€ 17,888	€ 28,086
Common Stock [Member]
Number of issued and outstanding shares		429,941,232	427,986,682		427,986,682

[1]	In 2016, EUR 27.9 million (2015: EUR 17.9 million; 2014: EUR 28.1 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).